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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
            ------------------------------------------
Address:    3959 N. LINCOLN AVENUE
            ------------------------------------------
            CHICAGO, IL 60613
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10052
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
          --------------------------------------------------------
Title:    Senior Vice President and Chief Accounting Officer
          --------------------------------------------------------
Phone:    773-832-3473
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL E. DULBERG     Chicago, IL                          February 5, 2004
------------------------   ----------------------------------   ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                              -----------------------

Form 13F Information Table Entry Total:              29
                                              -----------------------

Form 13F Information Table Value Total:       $ 188,844
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:              None
                                              -----------------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF               TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER         VOTING AUTHORITY
 ISSUER                 CLASS         CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMCORE FINL INC      COMMON SHARES   023912108    3,865      142,500   SH              SOLE                  142,500
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH
 BANCORPORATION      COMMON SHARES   032165102   11,417      466,015   SH              SOLE                  466,015
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED BANC
 CORP                COMMON SHARES   045487105    3,458       80,786   SH              SOLE                   80,786
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORP            COMMON SHARES   054937107    1,304       33,736   SH              SOLE                   33,736
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
 CORPORATION         COMMON SHARES   060505104    8,033       99,873   SH              SOLE                   99,873
------------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK
 INC                 COMMON SHARES   064057102    3,312      100,000   SH              SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP        COMMON SHARES   06423A103    6,278      137,700   SH              SOLE                  137,700
------------------------------------------------------------------------------------------------------------------------------------
BANKNORTH GROUP
 INC NEW             COMMON SHARES   06646R107    2,928       90,000   SH              SOLE                   90,000
------------------------------------------------------------------------------------------------------------------------------------
CHARTER ONE FINL
 INC                 COMMON SHARES   160903100   11,696      338,536   SH              SOLE                  338,536
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC        COMMON SHARES   172967101   10,921      225,000   SH              SOLE                  225,000
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC         COMMON SHARES   200340107   19,021      339,300   SH              SOLE                  339,300
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE
 BANCSHARES INC      COMMON SHARES   200525103    1,397       28,492   SH              SOLE                   28,492
------------------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES
 INC                 COMMON SHARES   20449H109    4,279      108,750   SH              SOLE                  108,750
------------------------------------------------------------------------------------------------------------------------------------
1ST SOURCE CORP      COMMON SHARES   336901103      409       18,992   SH              SOLE                   18,992
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL
 CORP                COMMON SHARES   339030108   18,506      423,960   SH              SOLE                  423,960
------------------------------------------------------------------------------------------------------------------------------------
HIBERNIA CORP        COMMON SHARES   428656102    3,625      154,200   SH              SOLE                  154,200
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE
 & CO                COMMON SHARES   46625H100   11,721      319,100   SH              SOLE                  319,100
------------------------------------------------------------------------------------------------------------------------------------
MAF BANCORP INC      COMMON SHARES   55261R108   11,797      281,550   SH              SOLE                  281,550
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP     COMMON SHARES   58551A108    3,211      100,000   SH              SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE
BANKSHARES CORP      COMMON SHARES   587405101    2,666       58,500   SH              SOLE                   58,500
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
 CO INC              COMMON SHARES   590188108    7,742      132,000   SH              SOLE                  132,000
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY
 DEAN WITTER&CO      COMMON SHARES   617446448    4,745       82,000   SH              SOLE                   82,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP   COMMON SHARES   635405103    2,529       74,520   SH              SOLE                   74,520
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT
 BANCSHARES CORP     COMMON SHARES   743859100    1,294       43,757   SH              SOLE                   43,757
------------------------------------------------------------------------------------------------------------------------------------
SOUTHTRUST CORP      COMMON SHARES   844730101    6,414      195,900   SH              SOLE                  195,900
------------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC     COMMON SHARES   867914103    3,432       48,000   SH              SOLE                   48,000
------------------------------------------------------------------------------------------------------------------------------------
U S BANCORP DEL      COMMON SHARES   902973304    7,895      268,870   SH              SOLE                  268,870
------------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS
 CORP                COMMON SHARES   908068109    4,520      143,554   SH              SOLE                  143,554
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP
 2ND NEW             COMMON SHARES   929903102   10,429      223,840   SH              SOLE                  223,840
------------------------------------------------------------------------------------------------------------------------------------

[Repeat as necessary]